Market Risk Benefits - Asset and Liability Position and Reconciliation (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Market Risk Benefits
Market risk benefit asset	$ 212.3	$ 153.4	$ 109.2
Market risk benefit liability	69.3	111.9	181.4
Net asset (liability)	143.0	41.5	(72.2)
Retirement and Income Solutions
Market Risk Benefits
Market risk benefit asset		153.4	109.2
Market risk benefit liability		111.9	181.4
Retirement and Income Solutions | Individual variable annuities
Market Risk Benefits
Market risk benefit asset	212.3	153.4	109.2
Market risk benefit liability	69.3	111.9	181.4
Net asset (liability)	$ 143.0	$ 41.5	$ (72.2)	$ (494.7)	$ (591.3)